UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forest Hill Capital LLC
Address: 100 Morgan Keegan
         Suite 430
         Little Rock, AR  72202

13F File Number:  28-11055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Lee
Title:     Manager
Phone:     501.666.3037

Signature, Place, and Date of Signing:

     Mark Lee     Little Rock, AR     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     50

Form13F Information Table Value Total:     $177,956 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN SAFETY INS HLDGS LT   ORD              G02995101     1709    86958 SH       SOLE                    86958
ATLANTIC COAST FED CORP        COM              048425102     2998   252319 SH       SOLE                   252319
ACTIVE POWER INC               COM              00504W100       64    28920 SH       SOLE                    28920
BALDOR ELEC CO                 COM              057741100    10620   315500 SH       SOLE                   315500
BANCTRUST FINANCIAL GP         COM              05978R107     2783   230010 SH       SOLE                   230010
BENCHMARK ELECTRS INC          COM              08160H101    16255   916814 SH       SOLE                   916814
BOEING CO                      COM              097023105      437     5000 SH       SOLE                     5000
BON-TON STORES INC             COM              09776J101     1209   127836 SH       SOLE                   127836
BPZ RESOURCES INC              COM              055639108     6145   549666 SH       SOLE                   549666
BRIDGFORD FOODS CORP           COM              108763103     2671   402255 SH       SOLE                   402255
CEC ENTMT INC                  COM              125137109     4003   154200 SH       SOLE                   154200
CHANNELL COML CORP             COM              159186105      801   567822 SH       SOLE                   567822
COLONIAL BANCGROUP INC         COM              195493309     2456   181400 SH       SOLE                   181400
CONCURRENT COMPUTER CORP NEW   COM              206710204      488   587798 SH       SOLE                   587798
DILLARDS INC                   CL A             254067101     3268   174000 SH       SOLE                   174000
FARMER BROS CO                 COM              307675108     1053    45786 SH       SOLE                    45786
FEDEX CORP                     COM              31428X106      535     6000 SH       SOLE                     6000
FIRST CLOVER LEAF FIN CORP     COM              31969M105      956    94141 SH       SOLE                    94141
HALOZYME THERAPEUTICS INC      COM              40637H109     3759   528700 SH       SOLE                   528700
HOME BANCSHARES INC            COM              436893200      354    16890 SH       SOLE                    16890
HILLTOP HOLDINGS INC           COM              432748101     1015    92952 SH       SOLE                    92952
ISHARES TR                     MSCI EAFE IDX    464287465     2826    36000 SH       SOLE                    36000
ISHARES TR                     RUSSELL1000GRW   464287614      577     9500 SH       SOLE                     9500
ISHARES TR                     RUSL 2000 GROW   464287648      417     5000 SH       SOLE                     5000
ISHARES TR                     RUSSELL MIDCAP   464287499     2123    20500 SH       SOLE                    20500
INFINITY PPTY & CAS CORP       COM              45665Q103     6778   187612 SH       SOLE                   187612
JABIL CIRCUIT INC              COM              466313103     5146   337000 SH       SOLE                   337000
KKR FINANCIAL HLDGS LLC        COM              48248A306     5630   258390 SH       SOLE                   258390
MFS GOVT MKTS INCOME TR        SH BEN INT       552939100       68    10000 SH       SOLE                    10000
NCI BUILDING SYS INC           COM              628852105     6089   211500 SH       SOLE                   211500
OLD DOMINION FGHT LINES INC    COM              679580100     4160   180000 SH       SOLE                   180000
OMNICARE INC                   COM              681904108      342    15000 SH       SOLE                    15000
OXFORD INDS INC                COM              691497309    10156   394102 SH       SOLE                   394102
PACIFIC SUNWEAR CALIF INC      COM              694873100     8946   634020 SH       SOLE                   634020
PILGRIMS PRIDE CORP            COM              721467108     8482   293000 SH       SOLE                   293000
POWER-ONE INC                  COM              739308104     8483  2126061 SH       SOLE                  2126061
RMK ADVANTAGE INCOME FD INC    COM              74963L103     4281   949202 SH       SOLE                   949202
SAIA INC                       COM              78709Y105     2414   181500 SH       SOLE                   181500
SARA LEE CORP                  COM              803111103      273    17000 SH       SOLE                    17000
SOUTHCOAST FINANCIAL CORP      COM              84129R100      777    54555 SH       SOLE                    54555
SPDR TR                        UNIT SER 1       78462F103     1506    10300 SH       SOLE                    10300
STREETTRACKS GOLD TR           GOLD SHS         863307104     4329    52500 SH       SOLE                    52500
SUPERIOR BANCORP               COM              86806M106     8309  1547353 SH       SOLE                  1547353
TIDELANDS BANCSHARES INC       COM              886374107     2560   238175 SH       SOLE                   238175
TOWERSTREAM CORP               COM              892000100     2016   656741 SH       SOLE                   656741
TRIANGLE CAP CORP              COM              895848109     3190   257256 SH       SOLE                   257256
ULTRA PETROLEUM CORP           COM              903914109     2267    31700 SH       SOLE                    31700
VIEWPOINT FINL GROUP           COM              926727108     2274   137593 SH       SOLE                   137593
VOLCOM INC                     COM              92864N101     8901   404059 SH       SOLE                   404059
WORLD FUEL SVCS CORP           COM              981475106     1057    36400 SH       SOLE                    36400